Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Sales [line items]
Sales revenues	$ 88,827	$ 81,405	$ 97,314
Domestic Market [Member]
Disclosure Of Net Sales [line items]
Sales revenues	70,333	64,902	76,029
Domestic Market [Member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	5,174	3,952	5,894
Domestic Market [Member] | Ethanol Nitrogen Products and Renewables [Member]
Disclosure Of Net Sales [line items]
Sales revenues	3,878	3,743	3,868
Domestic Market [Member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,620	1,942	3,944
Domestic Market [Member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	913	811	906
Domestic Market [Member] | Oil Products [Member]
Disclosure Of Net Sales [line items]
Sales revenues	56,748	54,454	61,417
Domestic Market [Member] | Oil Products [Member] | Diesel member
Disclosure Of Net Sales [line items]
Sales revenues	25,049	25,524	30,532
Domestic Market [Member] | Oil Products [Member] | Automotive Gasoline [Member]
Disclosure Of Net Sales [line items]
Sales revenues	16,765	16,263	16,320
Domestic Market [Member] | Oil Products [Member] | Liquefied Petroleum Gas [Member]
Disclosure Of Net Sales [line items]
Sales revenues	3,131	2,573	3,325
Domestic Market [Member] | Oil Products [Member] | Jet Fuel [Member]
Disclosure Of Net Sales [line items]
Sales revenues	3,999	3,083	2,881
Domestic Market [Member] | Oil Products [Member] | Naphtha [Member]
Disclosure Of Net Sales [line items]
Sales revenues	2,637	2,472	2,594
Domestic Market [Member] | Oil Products [Member] | Fuel Oi lIncluding Bunker Fuel [Member]
Disclosure Of Net Sales [line items]
Sales revenues	1,392	1,167	2,297
Domestic Market [Member] | Oil Products [Member] | Other Oil Products [Member]
Disclosure Of Net Sales [line items]
Sales revenues	3,775	3,372	3,468
Foreign Market [Member]
Disclosure Of Net Sales [line items]
Sales revenues	18,494	16,503	21,285
Foreign Market [Member] | Exports [Member]
Disclosure Of Net Sales [line items]
Sales revenues	13,075	8,439	9,692
Foreign Market [Member] | Sales Abroad [Member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 5,419	$ 8,064	$ 11,593